Form N-CSR Cover	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2025
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Krane Shares Trust
Entity Central Index Key		0001547576
Entity Investment Company Type		N-1A
Document Period End Date	Mar. 31, 2025	Mar. 31, 2025